LEASES (Table)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of information related to operating leases

As of December 31,
2022
US$
Assets
Operating lease right-of-use assets	191,877
Liabilities
Current portion of operating lease liabilities	151,983
Operating lease liabilities	53,834
Weighted average remaining lease term (years)	1.3
Weighted average discount rate	4.6%

Summary of information related to operating lease activity

For the Year Ended
December 31, 2022
US$
Operating lease rental expense
Amortization of right-of-use assets	283,276
Expense for short-term leases within 12 months	34,729
Interest of lease liabilities	20,259
338,264

Summary of future annual minimum lease under non-cancelable operating leases with initial terms in excess of one year under ASC 840, Leases

As of December 31,
2021
US$
For the years ending:
2022	412,754
2023	255,309
2024	70,367
Total	738,430

Summary of maturities of lease liabilities

As of December 31,
2022
US$
2023	157,603
2024	54,823
Total undiscounted lease payments	212,426
Less: imputed interest	(6,609)
Total lease liabilities	205,817